INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance at beginning of the period	$ 67,342,362
Balance at end of the period	72,563,018
Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(10,676,841)	$ (7,499,373)
Amortization of the period	(1,375,998)	(1,071,448)
Foreign currency translation	(1,292,161)	(24,635)
Balance at end of the period	(13,345,000)	(8,595,456)
Microbiology product
Intangible assets
Balance at beginning of the period	3,996,657
Balance at end of the period	4,721,078
Microbiology product | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(2,041,023)	(1,363,962)
Amortization of the period	(259,522)	(229,417)
Foreign currency translation	(249,507)	(5,407)
Balance at end of the period	(2,550,052)	(1,598,786)
Trademarks and patents
Intangible assets
Balance at beginning of the period	6,923,256
Balance at end of the period	7,330,948
Trademarks and patents | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(2,900,915)	(2,057,964)
Amortization of the period	(368,581)	(279,016)
Foreign currency translation	(353,213)	(6,754)
Balance at end of the period	(3,622,709)	(2,343,734)
Software
Intangible assets
Balance at beginning of the period	1,849,041
Balance at end of the period	2,261,197
Software | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(1,935,552)	(1,401,964)
Amortization of the period	(212,148)	(200,277)
Foreign currency translation	(230,243)	(3,695)
Balance at end of the period	(2,377,943)	(1,605,936)
Customer loyalty
Intangible assets
Balance at beginning of the period	19,404,046
Balance at end of the period	20,949,348
Customer loyalty | Accumulated depreciation/amortization
Intangible assets
Balance at beginning of the period	(3,799,351)	(2,675,483)
Amortization of the period	(535,747)	(362,738)
Foreign currency translation	(459,198)	(8,779)
Balance at end of the period	$ (4,794,296)	$ (3,047,000)